Computation of Earnings per-Share - Schedule of Weighted Average Shares (Details) - shares shares in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Earnings Per Share [Abstract]
Weighted-average shares for basic EPS (in shares)	51,819	51,768	51,768
Dilutive effect of shares issuable under share-based compensation plans (in shares)	459	0	0
Weighted-average shares for diluted EPS (in shares)	52,278	51,768	51,768
Weighted-average anti-dilutive shares (in shares)	740	0	0